Shareholder Report, Line Graph (Details) 193047_Roundhill Humanoid Robotics ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Jun. 25, 2025	Dec. 31, 2025
Roundhill Humanoid Robotics ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Roundhill Humanoid Robotics ETF NAV
Accumulated Value	$ 10,000	$ 12,013
Solactive GBS Global Markets All Cap USD Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Solactive GBS Global Markets All Cap USD Index TR
Accumulated Value	$ 10,000	$ 11,333